Series B Preferred Stock Warrants (Details Narrative) - USD ($)		3 Months Ended			10 Months Ended	12 Months Ended
	Jul. 07, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 01, 2022	Jan. 01, 2022	Oct. 31, 2021	Mar. 24, 2021
Warrants to acquire preferred stock					350,000		350,000				2,933,340
Class of warrant exercise price per share										$ 2.75	$ 1.50
Reason for exercise of warrant, description					The Company can force the exercise of the warrants if the VWAP exceeds $3.75 per share per share for 20 consecutive trading days and the daily average trading volume of the Common Stock exceeds $100,000 in aggregate value for such period. The warrant holder may not be forced to exercise the warrant if such exercise would cause the holder’s beneficial ownership to exceed 4.9%
Convertible stock value			$ 239			$ 348	$ 145
Convertible common stock shares outstanding	185,167	3,149,280				3,108,240
Warrant Two [Member]
Class of warrant exercise price per share		$ 0.50				$ 1.00
Series B Preferred Stock [Member]
Warrants to acquire preferred stock					5,000		5,000
Exercise price of warrant					$ 1,000		$ 1,000
Warrant expiration date					Mar. 26, 2023		Mar. 26, 2023
Class of warrant exercise price per share					$ 1,000		$ 1,000	$ 0.50				$ 1.5278
Warrants outstanding				10,000		10,000
Exercise price per share				$ 1,000		$ 1,000
Convertible stock value				$ 10,800,000		$ 10,800,000
Convertible common stock shares outstanding		0			5,000	2,472	1,280
Weighted average remaining contractual life		1 year				8 months 12 days
Series B Preferred Stock [Member] | Warrant Two [Member]
Warrants to acquire preferred stock					5,000		5,000
Warrant expiration date					Mar. 26, 2024		Mar. 26, 2024
Class of warrant exercise price per share					$ 1,000		$ 1,000
Series B Common Stock [Member]
Conversion price description		Each share of our Series B preferred stock is convertible into a number of shares of our common stock determined by dividing the aggregate stated value for the Series B preferred stock being converted ($1,080 per share, as amended, subject to adjustment as set forth in the currently effective Series B Certificate of Designation) by the then-applicable conversion price (initially $1.50 per share), subject to adjustment as set forth in the currently effective Series B Certificate of Designation				Each share of our Series B preferred stock is convertible into a number of shares of our common stock determined by dividing the aggregate stated value for the Series B preferred stock being converted ($1,080 per share, as amended, subject to adjustment as set forth in the currently effective Series B Certificate of Designation) by the then-applicable conversion price (initially $1.50 per share), subject to adjustment as set forth in the currently effective Series B Certificate of Designation.
Convertible Common Stock [Member]
Convertible common stock shares outstanding				7,200,000		21,600,000
Conversion price				$ 1.50		$ 0.50
Series B And Series C Preferred Stock holders [Member] | Support Aggreement [Member]
Class of warrant exercise price per share									$ 0.50